Accounts Payable and Accrued Expenses (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Virhtech Gmbh [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable - related party	$ 16,900	$ 27,029